                           SEI INTERNATIONAL TRUST
                        INTERNATIONAL EQUITY PORTFOLIO

                       SUPPLEMENT DATED JANUARY 3, 1997
                TO THE CLASS A PROSPECTUS DATED JUNE 28, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a meeting held on December 9-10, 1996, the Board of Trustees of SEI International Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to make certain changes to the sub-advisers for the International Equity Portfolio (the "Portfolio"). Effective on January 2, 1997, Lazard London International Investment Management Limited ("Lazard") will serve as a sub-adviser to the Portfolio, replacing Morgan Grenfell Investment Services Limited ("Morgan Grenfell"). The appointment of Lazard does not require shareholder approval. This procedure for adding or replacing sub-advisers was approved by the Portfolio's shareholders at a special meeting of shareholders held on August 11, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Lazard (the "Sub-Adviser"), the Trustees received written and oral information from both SEI Financial Management Corporation ("SFM") and Lazard. SFM recommended the selection of the Sub-Adviser and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of the Sub-Adviser and considered information about portfolio managers, investment philosophy, strategies and process, as well as performance track record, among other factors. In appointing Lazard, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by the Sub-Adviser;
(2) the distinct investment objective and policies of the Portfolio; (3) the history, reputation, qualification and background of the personnel of the Sub-Adviser, and its financial condition; (4) its performance record; and (5) other factors deemed relevant, including the impact on SFM's profitability. Trustees also reviewed the fees to be paid to the Sub-Adviser including any benefits to be received by the Sub-Adviser, or its affiliates in connection with soft dollar arrangements.

The Trustees of the Trust voted to replace Morgan Grenfell based on the firm's long-term performance record and an assessment by SFM that Morgan Grenfell's investment style was no longer suitable for the Portfolio.

Under the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between SFM (the "Adviser") and Lazard, relating to the Portfolio, the Sub-Adviser makes investment decisions for the assets of the Portfolio's allocated to it by SFM, and continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Lazard is independent of SFM and will discharge its responsibilities subject to the supervision of SFM and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until December 1998 (unless earlier terminated) and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Lazard as sub-adviser to the International Equity Portfolio, "The Sub-Advisers" section of the Prospectus is amended and the following disclosure is inserted and the description of Morgan Grenfell is deleted:

LAZARD LONDON INTERNATIONAL INVESTMENT MANAGEMENT LIMITED

Lazard London International Investment Management Limited ("Lazard") serves as sub-adviser to a portion of the assets of the Portfolio. Lazard is a registered investment adviser with its principal business address at 21 Moorfields, London, England EC2P 2HT. Lazard was founded in 1980, and as of September 30, 1996, it had approximately $5.6 billion in assets under management. Lazard is a wholly-owned subsidiary of Lazard Holdings Limited, which is a holding company wholly-owned by Lazard Brothers and Co., Limited, an English merchant bank whose principal business address is 21 Moorfields, London, England EC2P 2HT. Lazard offers international investment services to clients of Lazard Brothers Asset Management Limited ("LBAM"), which is also wholly-owned by Lazard Holdings Limited. Lazard and LBAM manage domestic (UK) portfolios and international portfolios for institutions and private clients, including insurance funds, pension funds, charities and mutual funds.

Mr. Dino Fuschillo, Director of Lazard, has primary responsibility for the day-to-day management of the portion of the Portfolio's assets managed by Lazard. Mr. Fuschillo, a dual employee of Lazard and LBAM, joined LBAM in 1989, and has specialized in European equity management ever since.

The Adviser will pay Lazard a fee based on a percentage of the average monthly market value of the assets of the Portfolio managed by Lazard.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Lazard. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Lazard, is 21 Moorfields, London, England EC2P 2HT.

         NAME                                                POSITION
         ----                                                --------
         Tom Cross Brown                                    Chairman and Chief Executive Officer
         Andrew Parry                                       Chief Investment Officer
         Michael Barnes                                     Director
         Victor Cazalet                                     Director
         Dino Fuschillo                                     Director
         Hubert Heilbronn                                   Director
         Keith Jecks                                        Director
         Nicholas Parkes                                    Director
         Patrick Shine                                      Director
         Francois Voss                                      Director

Lazard does not serve as an investment adviser or sub-adviser to any other U.S.-registered investment company.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                            SEI INTERNATIONAL TRUST
                         INTERNATIONAL EQUITY PORTFOLIO

                        SUPPLEMENT DATED JANUARY 3, 1997
                 TO THE CLASS D PROSPECTUS DATED JUNE 28, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a meeting held on December 9-10, 1996, the Board of Trustees of SEI International Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to make certain changes to the sub-advisers for the International Equity Portfolio (the "Portfolio"). Effective on January 2, 1997, Lazard London International Investment Management Limited ("Lazard") will serve as a sub-adviser to the Portfolio, replacing Morgan Grenfell Investment Services Limited ("Morgan Grenfell"). The appointment of Lazard does not require shareholder approval. This procedure for adding or replacing sub-advisers was approved by the Portfolio's shareholders at a special meeting of shareholders held on August 11, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Lazard (the "Sub-Adviser"), the Trustees received written and oral information from both SEI Financial Management Corporation ("SFM") and Lazard. SFM recommended the selection of the Sub-Adviser and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of the Sub-Adviser and considered information about portfolio managers, investment philosophy, strategies and process, as well as performance track record, among other factors. In appointing Lazard, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Portfolio by the Sub-Adviser;
(2) the distinct investment objective and policies of the Portfolio; (3) the history, reputation, qualification and background of the personnel of the Sub-Adviser, and its financial condition; (4) its performance record; and (5) other factors deemed relevant, including the impact on SFM's profitability. Trustees also reviewed the fees to be paid to the Sub-Adviser including any benefits to be received by the Sub-Adviser, or its affiliates in connection with soft dollar arrangements.

The Trustees of the Trust voted to replace Morgan Grenfell based on the firm's long-term performance record and an assessment by SFM that Morgan Grenfell's investment style was no longer suitable for the Portfolio.

Under the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between SFM (the "Adviser") and Lazard, relating to the Portfolio, the Sub-Adviser makes investment decisions for the assets of the Portfolio's allocated to it by SFM, and continuously reviews, supervises and administers the Portfolio's investment program with respect to these assets. Lazard is independent of SFM and will discharge its responsibilities subject to the supervision of SFM and the Trustees of the Trust and in a manner consistent with the Portfolio's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until December 1998 (unless earlier terminated) and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Lazard as sub-adviser to the International Equity Portfolio, "The Sub-Advisers" section of the Prospectus is amended and the following disclosure is inserted and the description of Morgan Grenfell is deleted:

LAZARD LONDON INTERNATIONAL INVESTMENT MANAGEMENT LIMITED

Lazard London International Investment Management Limited ("Lazard") serves as sub-adviser to a portion of the assets of the Portfolio. Lazard is a registered investment adviser with its principal business address at 21 Moorfields, London,

England EC2P 2HT. Lazard was founded in 1980, and as of September 30, 1996, it had approximately $5.6 billion in assets under management. Lazard is a wholly-owned subsidiary of Lazard Holdings Limited, which is a holding company wholly-owned by Lazard Brothers and Co., Limited, an English merchant bank whose principal business address is 21 Moorfields, London, England EC2P 2HT. Lazard offers international investment services to clients of Lazard Brothers Asset Management Limited ("LBAM"), which is also wholly-owned by Lazard Holdings Limited. Lazard and LBAM manage domestic (UK) portfolios and international portfolios for institutions and private clients, including insurance funds, pension funds, charities and mutual funds.

Mr. Dino Fuschillo, Director of Lazard, has primary responsibility for the day-to-day management of the portion of the Portfolio's assets managed by Lazard. Mr. Fuschillo, the dual employee of Lazard and LBAM, joined LBAM in 1989, and has specialized in European equity management ever since.

The Adviser will pay Lazard a fee based on a percentage of the average monthly market value of the assets of the Portfolio managed by Lazard.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Lazard. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Lazard, is 21 Moorfields, London, England EC2P 2HT.

         NAME                                                POSITION
         ----                                                --------
         Tom Cross Brown                                    Chairman and Chief Executive Officer
         Andrew Parry                                       Chief Investment Officer
         Michael Barnes                                     Director
         Victor Cazalet                                     Director
         Dino Fuschillo                                     Director
         Hubert Heilbronn                                   Director
         Keith Jecks                                        Director
         Nicholas Parkes                                    Director
         Patrick Shine                                      Director
         Francois Voss                                      Director

Lazard does not serve as an investment adviser or sub-adviser to any other U.S.-registered investment company.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.









                                      2